Discontinued operations - Disposal of YV Live business and Huya assets, liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2020
Current assets
Total current assets	$ 0	$ 52,528
Non-current assets
Total non-current assets	0	25,500
Current liabilities
Total current liabilities	0	179,109
Non-current liabilities
Total non-current liabilities		4,415
Net assets subject to disposal related to YY Live (Note 3(a))	38,194	0
Consideration received related to disposal of YY Live	1,862,750
Held for sale | YY Live
Current assets
Cash and cash equivalents	201,393	31,600
Accounts receivable, net	18,239	15,481
Prepayments and other current assets	4,986	5,447
Total current assets	224,618	52,528
Non-current assets
Deferred tax assets	4,294	5,238
Property and equipment, net	10,356	9,180
Intangible assets, net	7,456	7,363
Other non-current assets	3,814	3,719
Total non-current assets	25,920	25,500
Total assets	250,538	78,028
Current liabilities
Accounts payable	1,117
Deferred revenue	49,495	50,070
Advances from customers	12,663	12,377
Income taxes payable	9,787	3,221
Accrued liabilities and other current liabilities	139,282	113,441
Total current liabilities	212,344	179,109
Non-current liabilities
Deferred revenue		4,415
Total non-current liabilities		4,415
Total liabilities	212,344	$ 183,524
Net assets subject to disposal related to YY Live (Note 3(a))			$ 38,194
Total consideration related to disposal of YY Live			$ 3,600,000
Consideration received related to disposal of YY Live	$ 1,900,000